UNITED STATES  SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
Form 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Institute For Wealth Management, LLC.

Address: 1775 Sherman St.
	 Suite 2750
	 Denver, CO 80203

Form 13F File Number:  28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Jeff Jorgensen; Chief Operations & Compliance Officer; 303-572-3500


Signature, Place, and Date of Signing:

Jeff Jorgensen Denver, CO February 15, 2012

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.



EDGAR





FORM 13F SUMMARY PAGE


Report Summary: Number of Other Included Managers: None

Form 13F Information

Table Entry Total:  29

Table Value Total: 123,239 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report isfiled, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]


Form 13F File Number    Name  ____   28-________________________



EDGAR



Form 13F Information Table

column 1				column 2	column 3	column 4	column 5				column 6		column 7 column 8

Name  					Class		Cusip		Mkt 	SHRS	SH/	PUT/			 			Other 	 Sole		None
Of Issuer								Value 	PRNAMT	PRN	CALL				Investment 	Managers
									(x1000)							Discretion			Shared

AGL RES INC				COM		001204106	30	714	SH					SOLE					714
BERKSHIRE HATHAWAY INC DEL		COM		084670702	42	550	SH					SOLE					550
C.S. NASS BRH VIX SHT TRM		ETF		22542D761	1173	37832	SH					SOLE					37832
C.S. NASS INVRS VIX STERM		ETF		22542D795	5858	712774	SH					SOLE					712774
ISHARES INC  MSCI JAPAN			ETF		464286848	2352	227710	SH					SOLE					227710
ISHARES INC MSCI BRIC INDX		ETF		464286657	1984	54987	SH					SOLE					54987
ISHARES TR RUSSELL 1000			ETF		464287622	33022	528843	SH					SOLE					528843
ISHARES TR RUSSELL1000VAL		ETF		464287598	7552	118836	SH					SOLE					118836
ISHARES TR RUSSELL1000GRW		ETF		464287614	6358	109851	SH					SOLE					109851
ISHARES TR RUSSELL 2000			ETF		464287655	3751	57322	SH					SOLE					57322
ISHARES TR RUSSELL MIDCAP		ETF		464287499	6788	83002	SH					SOLE					83002
ISHARES TR CONS GOODS IDX		ETF		464287812	4136	65796	SH					SOLE					65796
ISHARES TR DJ US TECH SEC		ETF		464287721	5553	92769	SH					SOLE					92769
ISHARES TR BARCLYS 1-3 YR		ETF		464287457	12400	146750	SH					SOLE					146750
ISHARES TR IBOXX INV CPBD		ETF		464287242	4403	43710	SH					SOLE					43710
ISHARES TR MSCI EMERG MKT		ETF		464287234	4960	132090	SH					SOLE					132090
ISHARES TR BARCLY USAGG B		ETF		464287226	227	2057	SH					SOLE					2057
ISHARES TR BARCLYS TIPS BD		ETF		464287176	3609	35993	SH					SOLE					35993
ISHARES TR BARCLYS SH TREA		ETF		464288679	295	2672	SH					SOLE					2672
ISHARES TR HIGH YLD CORP		ETF		464288513	3106	34717	SH					SOLE					34717
PIEDMONT OFFICE REALTY TR IN		COM 		720190206	102	5964	SH					SOLE					5964
PWRSHRS DB CMDTY IDX TRA		ETF		73935S105	126	4682	SH					SOLE					4682
PWRSHRS DB G10 CURCY HAR		ETF		73935Y102	548	23008	SH					SOLE					23008
PWRSHRS GLBL S&P BUYWRT			ETF		73936G308	127	6435	SH					SOLE					6435
PWRSHRS GLBL SGN DEBT			ETF		73936T573	3697	135076	SH					SOLE					135076
SELECT SECTOR SPDR CONS STPLS		ETF		81369Y308	60	1842	SH					SOLE					1842
SPDR INDEX SHS FDS DJ INTL RL 		ETF		78463X863	115	3567	SH					SOLE					3567
SPDR INDEX  S&P INTL SMLCP		ETF		78463X871	1284	50832	SH					SOLE					50832
SPDR SERIES  DJ REIT ETF		ETF		78464A607	4813	82091	SH					SOLE					82091
SPDR SERIES INTL 			ETF		78464A516	4768	80970	SH					SOLE					80970